CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Cash flows from operating activities:
Net income (loss)	$ 41,465,114	$ 27,555,991	$ (8,664,262)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	4,468,592	2,683,042	2,241,344
Allowance for doubtful accounts	2,816,320	2,790,078	1,145,770
Provision for inventories	211,919	1,279,406	517,694
Loss (gain) on disposal of property, plant and equipment	(166,177)	14,112	58,133
Impairment loss on goodwill		286,610
Impairment loss on property, plant and equipment	23,711	715,246
Impairment loss on long-term investments	165,948	152,732
Share of net income from equity investees	(2,847,866)	(3,958,073)	(178,167)
Gains on disposal of long-term investments	(1,400,533)		(400,556)
Dilution gain on share of an equity investee	(756,619)
Amortization of expenses accrued for bond payable	31,531	61,281	61,222
Stock-based compensation	551,966	524,076	39,559,026
Deferred tax assets (liabilities), net	(1,297,968)	(885,014)	530,229
Loss on deemed acquisition of a subsidiary			18,962
Changes in operating assets and liabilities:
Accounts receivable	(30,227,617)	(10,131,840)	2,517,399
Cost and estimated earnings in excess of billings	(42,587,603)	(10,191,299)	(8,301,687)
Inventories	(3,468,049)	(5,996,365)	5,311,489
Advance to suppliers	3,384,430	(2,598,327)	(861,429)
Other receivables	(685,398)	(93,051)	(573,733)
Deposits and other assets	506,365	1,497,584	(1,975,917)
Due from related parties	(336,128)	(3,143,615)	(4,581,972)
Accounts payable	18,481,215	5,032,941	13,056,177
Deferred revenue	7,994,334	12,480,428	397,735
Accruals and other payable	2,113,829	5,953,753	(2,748,314)
Due to related parties	(457,800)	1,145,916	(17,671)
Tax payable	222,993	4,970,204	3,015,986
Net cash provided by (used in) operating activities	(1,793,491)	30,145,816	40,127,458
Cash flows from investing activities:
Purchase of property, plant and equipment	(16,045,183)	(20,918,968)	(8,728,334)
Proceeds from disposal of property, plant and equipment	12,574	9,251	13,271
Repayment from related parties	27	653,325	1,134,090
Acquisition of long term investments		(1,001,569)	(3,895,781)
Proceeds from disposal of long-term investments	3,726,997		2,103,136
Dividends from long-term investments	90,517	58,640	69,568
Acquisition of a subsidiary, net of cash acquired		(279,120)	(439,374)
Cash prepaid for acquisition of a subsidiary	(16,856,148)
Deposit for acquisition of equity interest from non-controlling interest			(2,196,869)
Net cash used in investing activities	(29,071,216)	(21,478,441)	(11,940,293)
Cash flows from financing activities:
Repayments of bonds payable	(12,068,913)
Proceeds from short-term bank loans	15,671,580		5,858,317
Repayments of short-term bank loans	(5,924,784)	(4,397,989)	(4,393,738)
Proceeds from long-term bank loans			36,614,479
Repayments of long-term bank loans	(1,508,614)	(5,130,987)	(2,196,869)
Cash injected by non-controlling interest		718,338
Acquisition of equity interest from non-controlling interest		(10,373,600)
Proceeds from exercise of share options	1,070,700
Net cash provided by (used in) financing activities	(2,760,031)	(19,184,238)	35,882,189
Effect of foreign exchange rate changes	4,791,852	1,136,142	562,754
Net increase (decrease) in cash and cash equivalents	(28,832,886)	(9,380,721)	64,632,108
Cash and cash equivalents, beginning of year	119,501,945	128,882,666	64,250,558
Cash and cash equivalents, end of year	90,669,059	119,501,945	128,882,666
Cash paid during the year for:
Interest, net of capitalized interest cost	2,680,141	2,227,667	2,576,444
Income tax	7,109,057	5,074,938	2,758,695
Supplementary disclosures of significant non-cash transactions:
Issuance of ordinary shares in connection with acquisition of equity interest in a subsidiary from non-controlling interest		$ 53,011,515
Issuance of additional ordinary shares upon exercise of Unit Purchase Option		93